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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05954
The Charles Schwab Family of Funds


(Exact name of registrant as specified in charter)
c/o The Charles Schwab Family of Funds
211 Main Street
San Francisco CA 94105


(Address of principal executive offices) (Zip code)
Randall W. Merk
The Charles Schwab Family of Funds
211 Main Street
San Francisco CA 94105


(Name and address of agent for service)
Registrant's telephone number, including area code: (415) 627-7000
Date of fiscal year end: 12/31
Date of reporting period: July 1, 2008-June 30, 2009
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05954
Reporting Period: 07/01/2008 - 06/30/2009
Charles Schwab Family of Funds









========================= SCHWAB ADVISOR CASH RESERVES =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== SCHWAB AMT TAX-FREE MONEY FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== SCHWAB CALIFORNIA MUNICIPAL MONEY FUND ====================


NUVEEN INSURED CALIFORNIA TAX-FREE ADVANTAGE MUNICIPAL FUND

Ticker:       NKX            Security ID:  670651306
Meeting Date: MAR 17, 2009   Meeting Type: Annual
Record Date:  SEP 22, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Trustee John P. Amboian          For       For          Management
1.2   Elect  Trustee  David J. Kundert        For       For          Management
1.3   Elect  Trustee  Terence J. Toth         For       For          Management
1.4   Elect  Trustee  William C. Hunter       For       For          Management
1.5   Elect  Trustee  William J. Schneider    For       For          Management
2     Approve Elimination of Fundamental      For       For          Management
      Investment Policy Relating to
      Investments in Municipal Securities.
3     Approve Change of Fundamental           For       For          Management
      Investment Policy Relating to
      Investments in Municipal Securities.




============================= SCHWAB CASH RESERVES =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= SCHWAB GOVERNMENT MONEY FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== SCHWAB INVESTOR MONEY FUND ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========================== SCHWAB MONEY MARKET FUND ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= SCHWAB MUNICIPAL MONEY FUND ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== SCHWAB NEW YORK AMT TAX-FREE MONEY FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== SCHWAB RETIREMENT ADVANTAGE MONEY FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= SCHWAB U.S. TREASURY MONEY FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== SCHWAB VALUE ADVANTAGE MONEY FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

 ========== END NPX REPORT
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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Charles Schwab Family of Funds


By:

             /S/ Randall W. Merk
             -------------------
             President

Date:                   August 26, 2009